Revenue from services provided to customers	6 Months Ended
Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
Revenue from services provided to customers
4. Revenue from services provided to customers
Revenue by types of service
The following table presents revenue earned by Nomura from providing services to customers by relevant line item in the consolidated statements of income for the six and three months ended September 30, 2021 and 2022.

	Millions of yen
	Six months ended September 30
	2021	2022
Commissions	¥174,522	¥138,583
Fees from investment banking	69,604	51,474
Asset management and portfolio service fees	131,237	137,288
Other revenue	17,641	21,015

Total	¥393,004	¥348,360

	Millions of yen
	Three months ended September 30
	2021	2022
Commissions	¥91,636	¥68,152
Fees from investment banking	33,901	24,189
Asset management and portfolio service fees	67,193	69,038
Other revenue	9,278	10,563

Total	¥202,008	¥171,942

Commissions represent revenue principally from trade execution, clearing services and distribution of fund units provided by the Wholesale and Retail divisions generated approximately equally across the divisions. The following table shows a breakdown of Commissions for the six and three months ended September 30, 2021 and 2022.

	Millions of yen
	Six months ended September 30
	2021	2022
Brokerage commissions	¥125,958	¥96,820
Fund unit distribution fees	25,573	13,924
Other commissions	22,991	27,839

Total	¥174,522	¥138,583

	Millions of yen
	Three months ended September 30
	2021	2022
Brokerage commissions	¥67,725	¥48,454
Fund unit distribution fees	11,166	6,409
Other commissions	12,745	13,289

Total	¥91,636	¥68,152

Fees from investment banking represent revenues from financial advisory, underwriting and distribution primarily from the Wholesale division, and to a lesser extent, the Retail division. The following table shows the breakdown of Fees from investment banking for the six and three months ended September 30, 2021 and 2022.

	Millions of yen
	Six months ended September 30
	2021	2022
Equity underwriting and distribution fees	¥20,231	¥5,316
Debt underwriting and distribution fees	13,445	11,215
Financial advisory fees	26,776	28,310
Other fees	9,152	6,633

Total	¥69,604	¥51,474

	Millions of yen
	Three months ended September 30
	2021	2022
Equity underwriting and distribution fees	¥10,276	¥1,603
Debt underwriting and distribution fees	6,123	4,517
Financial advisory fees	13,661	14,279
Other fees	3,841	3,790

Total	¥33,901	¥24,189

Asset management and portfolio service fees represent revenues from asset management services primarily from the Investment Management division, and to a lesser extent, the
Retail
division
.
The following table shows the breakdown of Asset management and portfolio service fees for the six and three months ended September 30, 2021 and 2022.

	Millions of yen
	Six months ended September 30
	2021	2022
Asset management fees	¥82,579	¥86,917
Administration fees	39,266	38,578
Custodial fees	9,392	11,793

Total	¥131,237	¥137,288

	Millions of yen
	Three months ended September 30
	2021	2022
Asset management fees	¥41,994	¥43,197
Administration fees	20,361	19,623
Custodial fees	4,838	6,218

Total	¥67,193	¥69,038

The following table presents summary information regarding the key methodologies, assumptions and judgments used in recognizing revenue for each of the primary types of service provided to customers, including the nature of underlying performance obligations within each type of service and whether those performance obligations are satisfied at a point in time or over a period of time. For performance obligations recognized over time, information is also provided to explain the nature of the input or output method used to recognize revenue over time.

Type of service provided to customers	Overview of key services provided	Key revenue recognition policies, assumptions and judgments
Trade execution, clearing services and distribution of fund units	• Buying and selling of securities on behalf of customers • Distribution of fund units • Clearing of securities and derivatives on behalf of customers
•  Trade execution and clearing commissions recognized at a point in time, namely trade date.

•  Distribution fees are recognized at a point in time when the fund units have been sold to third party investors.

•  Commissions recognized net of soft dollar credits provided to customers where Nomura is acting as agent in providing investment research and similar services to the customer.

Financial advisory services
•  Provision of financial advice to customers in connection with a specific forecasted transaction or transactions such as mergers and acquisitions

•  Provision of financial advice not in connection with a specific forecasted transaction or transactions such as general corporate intelligence and similar research

•  Issuance of fairness opinions

•  Structuring complex financial instruments for customers

•  Fees contingent on the success of an underlying transaction are variable consideration recognized when the underlying transaction has been completed since only at such point is it probable that a significant reversal of revenue will not occur.

•  Retainer and milestone fees are recognized either over the period to which they relate or are deferred until consummation of the underlying transaction depending on whether the underlying performance obligation is satisfied at a point in time or over time.

•  Judgment is required to make this determination with factors influencing this determination including, but not limited to, whether the fee is in connection with an engagement designed to achieve a specific transaction or outcome for the customer (such as the purchase or sale of a business), the nature and extent of benefit to be provided to the customer prior to, and in addition to such specific transaction or outcome and the fee structure for the engagement.

•  Retainer and milestone fees recognized over time are normally recognized on a straight-line basis over the term of the contract based on time elapsed.

Underwriting and syndication services
•  Underwriting of debt, equity and other financial instruments on behalf of customers

•  Distributing securities on behalf of issuers

•  Arranging loan financing for customers

•  Syndicating loan financing on behalf of customer

•  Underwriting and syndication fees are recognized at a point in time when the underlying transaction is complete.

•  Commitment fees where draw down of the facility is deemed remote recognized on a straight-line basis over the life of the facility based on time elapsed.

•  Underwriting and syndication costs recognized either as a reduction of revenue or on a gross basis depending on whether Nomura is acting as principal or agent for such amounts.

Type of service provided to customers	Overview of key services provided	Key revenue recognition policies, assumptions and judgments
Asset management services	• Management of funds, investment trusts and other investment vehicles • Provision of investment advisory services • Provision of custodial and administrative services to customers
•
Management fees earned by Nomura in connection with managing a fund, investment trust or other vehicle generally are
recognized on a straight-line basis based on time elapsed.

•  Performance-based fees are variable consideration recognized when the performance metric has been determined since only at such point is it probable that a significant reversal of revenue will not occur.

•
Custodial and administrative fees
are
recognized on a
straight-line
basis over time based on time elapsed.

Where revenue is recognized at a point
in
time, payments of fees are typically received at the same time as when the performance obligation is satisfied, or within several days or months after satisfying a performance obligation. In relation to revenue recognized over time, payments of fees are typically settled monthly, quarterly or semi-annually
.
The underlying contracts entered into by Nomura in
connection with
the services described above typically do not have significant financing components
.
If such components exist in a contract, Nomura has made an accounting policy permitted by
ASC 606 “
Revenue from Contracts with Customers
” (“ASC 606”)
not to adjust for the effects of a significant financing component where the financing is effectively for a period of one year or less. Such contracts also typically do not contain any
rights of return or similar features for the customer

Customer contract balances
When Nomura or the customer performs in accordance with the terms of a customer contract, a contract asset, customer contract receivable or contract liability is recognized in Nomura’s consolidated balance sheet.
A contract asset represents accrued revenue recognized by Nomura for completion
or partially
completion of
a performance obligation, namely a right of Nomura to receive consideration for providing the service to the customer, which is conditional
on
factors or events
other than the passage of time. A customer contract receivable is an unconditional right of Nomura to receive consideration in exchange for services provided.
Both contract assets and customer contract receivables are reported in
Receivables from Customers
within Nomura’s consolidated balance sheet. A contract liability is any liability recognized in connection with a customer contract, including obligations to refund or
obligations to provide a service in the future for which consideration has already been received or is due to be received. Contract liabilities are reported in
Payables to Customers
within Nomura’s consolidated balance sheet.
The following table presents the balances of customer contract receivables and contract liabilities in scope of ASC 606. The amount of contract assets as of March 31, 2022 and September 30, 2022 was not significant.

	Millions of yen
	March 31, 2022	September 30, 2022
Customer contract receivables	¥88,621	¥89,544
Contract liabilities (1)	3,834	4,838
(1)	Contract liabilities primarily rise from investment advisory services and are recognized over the term of the contract based on time elapsed.
The balance of contract liabilities as of March 31, 2021 and 2022 were recognized as revenue for the six months ended September 30, 2021 and 2022, respectively.
Nomura recognized ¥5,930 million and ¥1,817 million of revenue from performance obligations satisfied in previous periods for the six months ended September 30, 2021 and the three months ended September 30, 2021, respectively. Nomura recognized ¥4,511 million and ¥810 million of revenue from performance obligations satisfied in previous periods for the six months ended September 30, 2022 and the three months ended September 30, 2022.
Transaction price allocated to the remaining performance obligations
In the ordinary course of business,
Nomura
may enter into customer contracts where the performance obligations are wholly or partially unsatisfied as of fiscal year
ends. The total transaction prices
allocated to the remaining
unsatisfied
performance obligations
within these customer contracts were

¥1,350 million as of March 31, 2022 and ¥1,431 million as of September 30, 2022. As permitted by ASC 606,
Nomura has elected not to disclose information about remaining performance obligations that have an individual estimated contract period of one year or less. In addition, considerations arising from contracts with customers do not comprise any significant amount that is not included in transaction price.
Customer contract costs
As permitted by ASC 340 “
Other Assets and Deferred Costs
,” Nomura has elected to expense all costs to obtain customer contracts where such amounts would be otherwise expensed within one year or less. As a result, the amount of deferred costs to obtain or fulfill customer contracts as of March 31, 2022 and September 30, 2022 was not significant.